Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
The following table reflects the change in fair value of the Company’s earn-out obligation for the years ended December 31, 2014 and 2013:

	December 31,
	2014	2013
Balance at beginning of year	$6,366,000	$11,466,000
Gain on reduction of contingent obligation	(600,000)	(5,100,000)
Balance at end of year	$5,766,000	$6,366,000